CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Bridge notes	In lieu of cash payment for interest	Short-Term Incentive Plan	Accounts payable	Preferred Stock and Warrants	Preferred Stock	Dividend Payment	Convertible Note	Service	Warrant	Long Term Incentive Plan	January 22, 1999 Reverse Merger	May 21, 1999	May 21, 1999 Placement fees	January 26, 2000	January 31, 2000	February 4, 2000	March 15, 2000	June 22, 2000	July 30, 2012	January 8, 2013	January 8, 2013 Warrant	May 8, 2013	Preferred stock	Preferred stock Bridge notes	Preferred stock In lieu of cash payment for interest	Preferred stock Short-Term Incentive Plan	Preferred stock Accounts payable	Preferred stock Preferred Stock and Warrants	Preferred stock Dividend Payment	Preferred stock Convertible Note	Preferred stock Service	Preferred stock Warrant	Preferred stock Long Term Incentive Plan	Preferred stock January 22, 1999 Reverse Merger	Preferred stock May 21, 1999	Preferred stock May 21, 1999 Placement fees	Preferred stock January 26, 2000	Preferred stock January 31, 2000	Preferred stock February 4, 2000	Preferred stock March 15, 2000	Preferred stock June 22, 2000	Preferred stock July 30, 2012	Preferred stock January 8, 2013	Preferred stock January 8, 2013 Warrant	Preferred stock May 8, 2013	Common Stock	Common Stock Bridge notes	Common Stock In lieu of cash payment for interest	Common Stock Short-Term Incentive Plan	Common Stock Accounts payable	Common Stock Preferred Stock and Warrants	Common Stock Preferred Stock	Common Stock Dividend Payment	Common Stock Convertible Note	Common Stock Service	Common Stock Warrant	Common Stock Long Term Incentive Plan	Common Stock January 22, 1999 Reverse Merger	Common Stock May 21, 1999	Common Stock May 21, 1999 Placement fees	Common Stock January 26, 2000	Common Stock January 31, 2000	Common Stock February 4, 2000	Common Stock March 15, 2000	Common Stock June 22, 2000	Common Stock July 30, 2012	Common Stock January 8, 2013	Common Stock January 8, 2013 Warrant	Common Stock May 8, 2013	Capital in Excess of Par Value	Capital in Excess of Par Value Bridge notes	Capital in Excess of Par Value In lieu of cash payment for interest	Capital in Excess of Par Value Short-Term Incentive Plan	Capital in Excess of Par Value Accounts payable	Capital in Excess of Par Value Preferred Stock and Warrants	Capital in Excess of Par Value Preferred Stock	Capital in Excess of Par Value Dividend Payment	Capital in Excess of Par Value Convertible Note	Capital in Excess of Par Value Service	Capital in Excess of Par Value Warrant	Capital in Excess of Par Value Long Term Incentive Plan	Capital in Excess of Par Value January 22, 1999 Reverse Merger	Capital in Excess of Par Value May 21, 1999	Capital in Excess of Par Value May 21, 1999 Placement fees	Capital in Excess of Par Value January 26, 2000	Capital in Excess of Par Value January 31, 2000	Capital in Excess of Par Value February 4, 2000	Capital in Excess of Par Value March 15, 2000	Capital in Excess of Par Value June 22, 2000	Capital in Excess of Par Value July 30, 2012	Capital in Excess of Par Value January 8, 2013	Capital in Excess of Par Value January 8, 2013 Warrant	Capital in Excess of Par Value May 8, 2013	Deficit accumulated during the development stage	Deficit accumulated during the development stage Bridge notes	Deficit accumulated during the development stage In lieu of cash payment for interest	Deficit accumulated during the development stage Short-Term Incentive Plan	Deficit accumulated during the development stage Accounts payable	Deficit accumulated during the development stage Preferred Stock and Warrants	Deficit accumulated during the development stage Preferred Stock	Deficit accumulated during the development stage Dividend Payment	Deficit accumulated during the development stage Convertible Note	Deficit accumulated during the development stage Service	Deficit accumulated during the development stage Warrant	Deficit accumulated during the development stage Long Term Incentive Plan	Deficit accumulated during the development stage January 22, 1999 Reverse Merger	Deficit accumulated during the development stage May 21, 1999	Deficit accumulated during the development stage May 21, 1999 Placement fees	Deficit accumulated during the development stage January 26, 2000	Deficit accumulated during the development stage January 31, 2000	Deficit accumulated during the development stage February 4, 2000	Deficit accumulated during the development stage March 15, 2000	Deficit accumulated during the development stage June 22, 2000	Deficit accumulated during the development stage July 30, 2012	Deficit accumulated during the development stage January 8, 2013	Deficit accumulated during the development stage January 8, 2013 Warrant	Deficit accumulated during the development stage May 8, 2013
Beginning Balance at Jun. 30, 1998	$ 0																								$ 0																							$ 20,005																								$ (20,005)																								$ 0
Beginning Balance (in shares) at Jun. 30, 1998																									0																							2,000,462
Issuance of common stock (in shares)																																				0	0	0																						3,400,000	759,194	53,144
Issuance of common stock													0	1,995,982	0																					0	0	0																						34,000	7,592	531																						(34,000)	1,988,390	(531)																						0	0	0
Contribution of capital	85,179																								0																							0																								85,179																								0
Net loss	(1,168,995)																								0																							0																								0																								(1,168,995)
Ending Balance at Jun. 30, 1999	912,166																								0																							62,128																								2,019,033																								(1,168,995)
Ending Balance (in shares) at Jun. 30, 1999																									0																							6,212,800
Issuance of common stock (in shares)																																							0	0	0	0	0																				17,436	34,737	85,191	51,428	1,471,700
Issuance of common stock																50,000	100,000	250,000	130,000	2,207,551																			0	0	0	0	0																				174	347	852	514	14,718																				49,826	99,653	249,148	129,486	2,192,833																				0	0	0	0	0
Commissions, legal and bank fees associated with the issuance common stock	(260,595)																								0																							0																								(260,595)																								0
Fair market value of options and warrants vested	1,475,927																								0																							0																								1,475,927																								0
Net loss	(3,346,491)																								0																							0																								0																								(3,346,491)
Ending Balance at Jun. 30, 2000	1,518,558																								0																							78,733																								5,955,311																								(4,515,486)
Ending Balance (in shares) at Jun. 30, 2000																									0																							7,873,292
Fair market value of options and warrants vested	308,619																								0																							0																								308,619																								0
Net loss	(2,033,890)																								0																							0																								0																								(2,033,890)
Ending Balance at Jun. 30, 2001	(206,713)																								0																							78,733																								6,263,930																								(6,549,376)
Ending Balance (in shares) at Jun. 30, 2001																									0																							7,873,292
Issuance of common stock and warrants (in shares)																									0	0																						3,701,430	305,323
Issuance of common stock and warrants	6,477,500	534,316																							0	0																						37,014	3,053																							6,440,486	531,263																							0	0
Commissions, legal and bank fees associated with the issuance common stock	(846,444)																								0																							0																								(846,444)																								0
Fair market value of options and warrants vested	1,848,726																								0																							0																								1,848,726																								0
Net loss	(3,021,709)																								0																							0																								0																								(3,021,709)
Ending Balance at Jun. 30, 2002	4,785,676																								0																							118,800																								14,237,961																								(9,571,085)
Ending Balance (in shares) at Jun. 30, 2002																									0																							11,880,045
Fair market value of options and warrants vested	848,842																								0																							0																								848,842																								0
Net loss	(2,778,004)																								0																							0																								0																								(2,778,004)
Ending Balance at Jun. 30, 2003	2,856,514																								0																							118,800																								15,086,803																								(12,349,089)
Ending Balance (in shares) at Jun. 30, 2003																									0																							11,880,045
Issuance of common stock and warrants (in shares)																									0																							1,536,922
Issuance of common stock and warrants	3,642,500																								0																							15,369																								3,627,131																								0
Commissions, legal and bank fees associated with the issuance common stock	(378,624)																								0																							0																								(378,624)																								0
Allocation of proceeds to warrants	(2,099,090)																								0																							0																								(2,099,090)																								0
Reclassification of warrants	1,913,463																								0																							0																								1,913,463																								0
Options and warrants exercised (in shares)																									0																							370,283
Options and warrants exercised	696,649																								0																							3,704																								692,945																								0
Fair market value of options and warrants vested	1,826,514																								0																							0																								1,826,514																								0
Net loss	(3,726,951)																								0																							0																								0																								(3,726,951)
Ending Balance at Jun. 30, 2004	4,730,975																								0																							137,873																								20,669,142																								(16,076,040)
Ending Balance (in shares) at Jun. 30, 2004																									0																							13,787,250
Issuance of common stock and warrants (in shares)																									0																							1,595,651
Issuance of common stock and warrants	3,366,829																								0																							15,957																								3,350,872																								0
Commissions, legal and bank fees associated with the issuance common stock	(428,863)																								0																							0																								(428,863)																								0
Allocation of proceeds to warrants	(1,715,347)																								0																							0																								(1,715,347)																								0
Reclassification of warrants	1,579,715																								0																							0																								1,579,715																								0
Options and warrants exercised (in shares)																									0																							84,487
Options and warrants exercised	61,125																								0																							844																								60,281																								0
Fair market value of options and warrants vested	974,235																								0																							0																								974,235																								0
Net loss	(2,978,918)																								0																							0																								0																								(2,978,918)
Ending Balance at Jun. 30, 2005	5,589,751																								0																							154,674																								24,490,035																								(19,054,958)
Ending Balance (in shares) at Jun. 30, 2005																									0																							15,467,388
Warrants exercised (in shares)																									0																							10,000
Warrants exercised	100																								0																							100																								0																								0
Fair market value of options and warrants vested	677,000																								0																							0																								677,000																								0
Net loss	(3,314,885)																								0																							0																								0																								(3,314,885)
Ending Balance at Jun. 30, 2006	2,951,966																								0																							154,774																								25,167,035																								(22,369,843)
Ending Balance (in shares) at Jun. 30, 2006																									0																							15,477,388
Issuance of common stock and warrants (in shares)																									0																							1,986,306
Issuance of common stock and warrants	2,249,491																								0																							19,863																								2,229,628																								0
Commissions, legal and bank fees associated with the issuance common stock	(230,483)																								0																							0																								(230,483)																								0
Warrants exercised (in shares)																									0																							10,000
Warrants exercised	100																								0																							100																								0																								0
Fair market value of options and warrants vested	970,162																								0																																															970,162																								0
Net loss	(3,251,697)																								0																							0																								0																								(3,251,697)
Ending Balance at Jun. 30, 2007	2,689,539																								0																							174,737																								28,136,342																								(25,621,540)
Ending Balance (in shares) at Jun. 30, 2007																									0																							17,473,694
Issuance of common stock (in shares)																											0																							345,867
Issuance of common stock			434,154																								0																							3,458																								430,696																								0
Commissions, legal and bank fees associated with the issuance common stock	9,340,000																								0																							0																								9,340,000																								0
Conversion into common stock (in shares)																									0																							555,556
Conversion into common stock	436,508																								0																							5,556																								430,952																								0
Fair market value of options and warrants vested	1,536,968																								0																							0																								1,536,968																								0
Net loss	(4,601,490)																								0																							0																								0																								(4,601,490)
Ending Balance at Jun. 30, 2008	9,835,679																								0																							183,751																								39,874,958																								(30,223,030)
Ending Balance (in shares) at Jun. 30, 2008																									0																							18,375,117
Issuance of common stock (in shares)																											0	0																						1,271,831	112,700
Issuance of common stock			1,007,244	0																							0	0																						12,718	1,127																							994,526	(1,127)																							0	0
Conversion into common stock (in shares)																									0																							50,000
Conversion into common stock	44,933																								0																							500																								44,433																								0
Warrants exercised (in shares)																									0																							2,395
Warrants exercised	0																								0																							24																								(24)																								0
Fair market value of options and warrants vested	506,847																								0																							0																								506,847																								0
Net loss	(5,726,869)																								0																							0																								0																								(5,726,869)
Ending Balance at Jun. 30, 2009	5,667,834																								0																							198,120																								41,419,613																								(35,949,899)
Ending Balance (in shares) at Jun. 30, 2009																									0																							19,812,043
Cumulative effect of change in accounting principle- implementation of FASB ASC Topic 815-40	(3,200,108)																								0																							0																								(7,931,875)																								4,731,767
Issuance of common stock (in shares)																											0	0			0		0																	1,353,132	116,000				3,029,465		154,184
Issuance of common stock			552,673	0				0		53,800																	0	0			0		0																	13,531	1,160				30,295		1,542																	539,142	(1,160)				648,305		52,258																	0	0				(678,600)		0
Issuance of common stock and warrants (in shares)																									0				0																			1,700,000				194,444
Issuance of common stock and warrants	1,530,000				261,532																				0				0																			17,000				1,944																				1,513,000				259,588																				0				0
Commissions, legal and bank fees associated with the issuance common stock	(180,862)					(793,498)																			0					0																		0					0																			(180,862)					(793,498)																			0					0
Issuance of preferred stock and warrants (in shares)																									11,497																							0
Issuance of preferred stock and warrants	11,497,000																								115																							0																								11,496,885																								0
Conversion into common stock (in shares)																									(2,262)							0																						7,068,750		15,659,186
Conversion into common stock							0		7,619,360																(23)							0																						70,688		156,592																						(70,665)		7,462,768																						0		0
Deemed dividend - Preferred Stock	0																								0																							0																								5,330,039																								(5,330,039)
Allocation of proceeds to warrants	(1,759,008)																								0																							0																								(1,759,008)																								0
Warrants exercised (in shares)																									0																							1,005,000
Warrants exercised	10,050																								0																							10,050																								0																								0
Fair market value of options and warrants vested	386,639																								0																							0																								386,639																								0
Repurchase of warrants	(50,000)																								0																							0																								(50,000)																								0
Dividends accrued and unpaid	230,875																								0																							0																								0																								230,875
Net loss	(13,383,513)																								0																							0																								0																								(13,383,513)
Ending Balance at Jun. 30, 2010	7,981,024																								92																							500,922																								58,321,169																								(50,841,159)
Ending Balance (in shares) at Jun. 30, 2010																									9,235																							50,092,204
Issuance of common stock (in shares)																									0						0				0													5,911,457							7,912,266				10,000
Issuance of common stock	1,853,419							230,875				0													0						0				0													59,114							79,124				100													1,794,305.0							2,307,066				(100)													0							(2,155,315)				0
Commissions, legal and bank fees associated with the issuance common stock	(197,908)																								0																							0																								(197,908)																								0
Conversion into common stock (in shares)																									(4,345)																							13,668,750						13,668,750				175,000
Conversion into common stock	0										1,750														(43)																													136,687				1,750																				(136,644)				0														0										0
Deemed dividend - Preferred Stock	0																								0																							0																								360,733																								(360,733)
Fair market value of options and warrants vested	866,235																								0																							0																								866,235																								0
Dividends accrued and unpaid	122,252																								0																							0																								0																								122,252
Reclassification of warrant liability	1,173,296																								0																							0																								1,173,296																								0
Net loss	(7,268,976)																								0																							0																								0																								(7,268,976)
Ending Balance at Jun. 30, 2011	4,517,463																								49																							777,697																								64,488,152																								(60,748,435)
Ending Balance (in shares) at Jun. 30, 2011																									4,890																							77,769,677
Issuance of common stock (in shares)																									0						0																	12,842,296							2,321,877
Issuance of common stock	3,371,681							122,252																	0						0																	128,423							23,219																	3,243,258							533,931																	0							(434,898)
Commissions, legal and bank fees associated with the issuance common stock	(143,765)																								0																							0																								(143,765)																								0
Conversion into common stock (in shares)																									(311)																							1,178,633
Conversion into common stock	0																								(3)																							11,786																								(11,783)																								0
Deemed dividend - Preferred Stock	0																								0																							0																								1,076,355																								(1,076,355)
Fair market value of options and warrants vested	766,004																								0																							0																								766,004																								0
Dividends accrued and unpaid	114,474																								0																							0																								0																								114,474
Net loss	(5,066,133)																								0																							0																								0																								(5,066,133)
Ending Balance at Jun. 30, 2012	3,453,028																								46																							941,125																								69,952,152																								(67,440,295)
Ending Balance (in shares) at Jun. 30, 2012																									4,579																							94,112,483
Issuance of common stock (in shares)																															0			0										0		0	0								3,719,655			36,902,192										353,895		30,000,000	41,833,334
Issuance of common stock								114,474			1,724,546										100,570		3,000,000	1,255,000							0			0										0		0	0								37,197			369,022										3,539		300,000	418,333								554,124			1,355,524										97,031		2,700,000	836,667								(476,847)			0										0		0	0
Commissions, legal and bank fees associated with the issuance common stock																					(6,387)																							0																								0																								(6,387)																								0
Conversion into common stock (in shares)																									(3,779)																							20,284,615
Conversion into common stock	0																								(38)																							202,846																								(202,808)																								0
Deemed dividend - Preferred Stock	0																								0																							0																								366,151																								(366,151)
Fees related to the issuance of common stock and warrants																						(151,202)																							0																								0																								(151,202)																								0
Fees related to the issuance of common stock																								(153,318)																							0																								0																								(153,318)																								0
Fair value of warrants issued																						(459,000)																							0																								0																								(459,000)																								0
Stock-based compensation	724,693																								0																							0																								724,693																								0
Dividends accrued and unpaid	20,000																								0																							0																								0																								20,000
Reclassification of warrant liability	326,205																								0																							0																								326,205																								0
Net loss	(6,122,542)																								0																							0																								0																								(6,122,542)
Ending Balance at Jun. 30, 2013	$ 3,786,067																								$ 8																							$ 2,272,062																								$ 75,939,832																								$ (74,425,835)
Ending Balance (in shares) at Jun. 30, 2013																									800																							227,206,174